BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
BUSINESS COMBINATIONS	BUSINESS COMBINATIONS
Business Combination with VectoIQ
On June 3, 2020, the Company and VectoIQ consummated the merger contemplated by the Business Combination Agreement, with Legacy Nikola surviving the merger as a wholly-owned subsidiary of VectoIQ. Immediately prior to the closing of the Business Combination, all shares of outstanding redeemable convertible preferred stock of Legacy Nikola were automatically converted into shares of the Company's common stock. Upon the consummation of the Business Combination, each share of Legacy Nikola common stock issued and outstanding was canceled and converted into the right to receive 1.901 shares (the "Exchange Ratio") of the Company's common stock (the "Per Share Merger Consideration").
Upon the closing of the Business Combination, VectoIQ's certificate of incorporation was amended and restated to, among other things, increase the total number of authorized shares of all classes of capital stock to 750,000,000 shares, of which 600,000,000 shares were designated common stock, $0.0001 par value per share, and of which 150,000,000 shares were designated preferred stock, $0.0001 par value per share.
In connection with the execution of the Business Combination Agreement, VectoIQ entered into separate subscription agreements (each, a "Subscription Agreement") with a number of investors (each a "Subscriber"), pursuant to which the Subscribers agreed to purchase, and VectoIQ agreed to sell to the Subscribers, an aggregate of 52,500,000 shares of the Company's common stock (the "PIPE Shares"), for a purchase price of $10.00 per share and an aggregate purchase price of $525.0 million, in a private placement pursuant to the subscription agreements (the "PIPE"). The PIPE investment closed simultaneously with the consummation of the Business Combination.
Prior to the closing of the Business Combination, Legacy Nikola repurchased 2,850,930 shares of Legacy Nikola's Series B redeemable convertible preferred stock at the price of $8.77 per share for an aggregate purchase price of $25.0 million pursuant to a Series B preferred stock repurchase agreement (the "Repurchase Agreement") with Nimbus Holdings LLC ("Nimbus"). The repurchase is retrospectively adjusted in the consolidated statements of stockholders' equity to reflect the Company’s equity structure for all periods presented.
Immediately following the Business Combination, pursuant to a redemption agreement, Nikola redeemed 7,000,000 shares of common stock from M&M Residual, LLC at a purchase price of $10.00 per share. See Note 8, Related Party Transactions, for further details on the transaction.
The Business Combination is accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, VectoIQ was treated as the "acquired" company for financial reporting purposes. See Note 1, Basis of Presentation, for further details. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Legacy Nikola issuing stock for the net assets of VectoIQ, accompanied by a recapitalization. The net assets of VectoIQ are stated at historical cost, with no goodwill or other intangible assets recorded.
Prior to the Business Combination, Legacy Nikola and VectoIQ filed separate standalone federal, state and local income tax returns. As a result of the Business Combination, structured as a reverse acquisition for tax purposes, Legacy Nikola, which was renamed Nikola Subsidiary Corporation in connection with the Business Combination (f/k/a Nikola Corporation), became the parent of the consolidated filing group, with Nikola Corporation (f/k/a VectoIQ Acquisition Corp.) as a subsidiary.
The following table reconciles the elements of the Business Combination to the consolidated statement of cash flows and the consolidated statement of changes in equity for the period ended December 31, 2020:

Recapitalization
Cash - VectoIQ's trust and cash (net of redemptions)	$238,358
Cash - PIPE	525,000
Less: transaction costs and advisory fees paid	(51,210)
Less: VectoIQ loan payoff in conjunction with close	(422)
Less: M&M Residual redemption	(70,000)
Less: Nimbus repurchase	(25,000)
Net Business Combination and PIPE financing	616,726
Less: non-cash net liabilities assumed from VectoIQ	(21,919)
Less: accrued transaction costs and advisory fees	(285)
Net contributions from Business Combination and PIPE financing	$594,522
The number of shares of common stock issued immediately following the consummation of the Business Combination were as follows:

Number of Shares
Common stock, outstanding prior to Business Combination	22,986,574
Less: redemption of VectoIQ shares	(2,702)
Common stock of VectoIQ	22,983,872
VectoIQ Founder Shares	6,640,000
Shares issued in PIPE	52,500,000
Less: M&M Residual redemption	(7,000,000)
Less: Nimbus repurchase	(2,850,930)
Business Combination and PIPE financing shares	72,272,942
Legacy Nikola shares (1)	288,631,536
Total shares of common stock immediately after Business Combination	360,904,478

(1) The number of Legacy Nikola shares was determined from the 151,831,441 shares of Legacy Nikola common stock outstanding immediately prior to the closing of the Business Combination converted at the Exchange Ratio. All fractional shares were rounded down.

Romeo Acquisition
On October 14, 2022, the Company completed the Romeo Acquisition. Under the terms of the acquisition, the Company acquired each of the issued and outstanding shares of common stock, par value $0.0001 per share, of Romeo (“Romeo Common Stock”) in exchange for 0.1186 of a share (the "Romeo Exchange Ratio") of the Company's common stock, rounded down to the nearest whole number of shares.
Total consideration for the acquisition of Romeo is summarized as follows:

Purchase consideration
Fair value of Nikola common stock issued to Romeo stockholders(1)	$67,535
Settlement of pre-existing relationships in the form of loan forgiveness(2)	27,923
Settlement of pre-existing relationships in the form of accounts payable	(18,216)
Fair value of outstanding stock compensation awards attributable to pre-acquisition services(3)	1,345
Total purchase consideration	$78,587
(1)Represents the acquisition date fair value of 22.1 million shares of Nikola common stock issued to Romeo stockholders, based on the Romeo Exchange Ratio for each outstanding share of Romeo Common Stock, at the October 14, 2022 closing price of $3.06 per share.
(2)The Company entered into an Agreement and Plan of Merger and Reorganization dated July 30, 2022 (the "Merger Agreement") with Romeo. Concurrently with the execution of the Merger Agreement, Romeo entered into a loan agreement (the "Loan Agreement") with the Company as the lender. The Loan Agreement provided for a facility in an aggregate principal amount of up to $30.0 million (subject to certain incremental increases of up to $20.0 million), which were available for drawing subject to certain terms and conditions set forth in the Loan Agreement. Interest was payable on borrowings under the facility at daily the secured overnight financing rate ("SOFR") plus 8.00%. Upon closing, the loan and related accrued interest were forgiven and considered part of the purchase price. As of acquisition close, Romeo had drawn $12.5 million on the loan and accrued $0.1 million in interest.
Additionally, as part of the Loan Agreement entered into with Romeo, the Company agreed to a short-term battery price increase. Through the acquisition close, the Company recorded $15.3 million in prepaid expenses and other current assets on the consolidated balance sheets related to the incremental pack price increase, which was considered part of the purchase consideration upon close.
(3)Represents the portion of the fair value of the replacement awards related to services provided prior to the acquisition. The remaining portion of the fair value is associated with future service and will be recognized as expense over the future service period. Refer to Note 11, Stock-Based Compensation.
The acquisition was accounted for as a business combination using the acquisition method of accounting in accordance with ASC 805, Business Combinations (“ASC 805”). The purchase price was allocated to the assets acquired and liabilities assumed based on the estimated fair values at the date of acquisition. The acquisition resulted in goodwill due to the purchase consideration exceeding the estimated fair value of the identifiable net assets acquired by $1.5 million.
The December 31, 2022 consolidated balance sheets include the assets and liabilities of Romeo, which have been measured at their estimated fair values as of the acquisition date. The following table summarizes the preliminary fair value of assets acquired and liabilities assumed as of the acquisition date:

Assets acquired
Cash and cash equivalents	$5,365
Accounts receivable, net	871
Inventory	26,079
Prepaid expenses and other current assets	2,572
Restricted cash and cash equivalents	1,500
Property, plant and equipment, net	16,802
Investment in affiliates	10,000
Prepayment - long term supply agreement	44,835
Other assets	30,926
Total assets acquired	$138,950

Liabilities assumed
Accounts payable	$20,214
Accrued expenses and other current liabilities	8,554
Debt and finance lease liabilities, current	1,525
Long-term debt and finance lease liabilities, net of current portion	1,611
Operating lease liabilities	22,187
Warrant liability	11
Other long-term liabilities	7,711
Total liabilities assumed	61,813
Net assets acquired	77,137
Goodwill	1,450
Total consideration transferred	$78,587
The preliminary estimated fair values of the assets acquired and liabilities assumed were determined using the income and cost approaches. In many cases, the determination of the fair values required estimates about discount rates, growth rates, future expected cash flows and other future events that require judgment and are subject to change. The fair value measurements were primarily based on significant inputs that are not observable in the market and thus represent a Level 3 measurement of the fair value hierarchy as defined in ASC 820, Fair Value Measurements.
The Company believes that the information provides a reasonable basis for estimating the fair values of the acquired assets and assumed liabilities, but the potential for additional measurement period adjustments exists based on the Company's continuing review of matters related to the Romeo Acquisition.
As of and for the year ended December 31, 2022, the assets and liabilities of Romeo are reported as subject to assignment for the benefit of creditors and its operating results reported as discontinued operations. Refer to Note 12, Discontinued Operations, for additional information.
The Company incurred transaction expenses of approximately $7.3 million (excluding $7.3 million associated with discontinued operations) for the year ended December 31, 2022, which are recognized in selling, general and administrative expense on the Company's consolidated statements of operations.
Supplemental pro forma information
The following unaudited supplemental pro forma combined financial information presents the Company’s results of operations for the years ended December 31, 2022 and 2021 as if the acquisition of Romeo had occurred on January 1, 2021. The pro forma financial information is presented for comparative purposes only and is not necessarily indicative of the
Company’s operating results that may have actually occurred had the Romeo Acquisition been completed on January 1, 2021. In addition, the unaudited pro forma financial information does not give effect to any potential cost savings, operating efficiencies or other synergies that may be associated with the acquisition, or any estimated costs that have been or will be incurred by the Company to integrate the assets and operations of Romeo.

	For the year ended December 31,
	2022	2021
Total revenues	$55,985	$6,621
Net loss	(963,939)	(699,928)
Net loss attributable to common shareholders	(963,939)	(699,928)
Net loss per share attributable to common shareholders:
Basic	$(2.10)	$(1.66)
Diluted	$(2.10)	$(1.67)
The unaudited pro forma financial information reflects pro forma adjustments to present the combined pro forma results of operations as if the acquisition had occurred on January 1, 2021 to give effect to certain events the Company believes to be directly attributable to the acquisition. These pro forma adjustments primarily include:
•elimination of intercompany revenues and cost of revenues;
•a reduction in expenses for the year ended December 31, 2022 and a corresponding increase in the year ended December 31, 2021 for acquisition-related costs directly attributable to the acquisition;
•an adjustment to stock-based compensation expense to reflect the cost of the replacement awards as if they has been issued on January 1, 2021;
•an adjustment to right-of-use asset amortization related to the remeasurement of operating and finance lease right-of-use assets in accordance with purchase accounting.